Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 317,593	$ 320,455	$ 359,270
Additions charged to expense	9,938		956
Deduction/Write-offs	(134,191)	(2,862)	(39,771)
December 31	193,340	317,593	320,455
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	36,157	53,714	154,841
Additions charged to expense	27,341
Deduction/Write-offs		(17,557)	(101,127)
December 31	$ 63,498	$ 36,157	$ 53,714